Stock - Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Detail) - Employee Stock Option - ₨ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Options
Options outstanding, beginning of period	175,659,424	151,682,461	158,106,016
Addition on account of eHDFC merger	0	48,559,681	0
Granted	23,146,660	24,384,690	30,480,145
Exercised	(52,955,047)	(46,304,966)	(34,201,810)
Forfeited	(3,977,478)	(2,198,002)	(2,175,700)
Lapsed	(499,049)	(464,440)	(526,190)
Options outstanding, end of period	141,374,510	175,659,424	151,682,461
Options exercisable, end of period	81,335,537	98,829,856	65,124,916
Weighted Average Exercise Price
Options outstanding, beginning of period	₨ 1,307.93	₨ 1,264.86	₨ 1,175.65
Addition on account of eHDFC merger	0	1,124.77	0
Granted	1,729.84	1,611.84	1,425.69
Exercised	1,198.42	1,133.72	998.73
Forfeited	1,481.42	1,363.8	1,274.53
Lapsed	1,279.26	1,151.88	1,033.65
Options outstanding, end of period	1,413.25	1,307.93	1,264.86
Options exercisable, end of period	1,279.91	1,201.65	1,162.96
Weighted average fair value of options granted during the year	₨ 656.66	₨ 607.28	₨ 548.11